SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted Net Income (Loss) Per Ordinary Share (Details)	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$ 38,028
Net earnings	38,028
Net Loss minus Redeemable Net Earnings
Net loss	(5,281,503)
Redeemable Net Earnings	(38,028)
Non-Redeemable Net Loss	$ (5,319,531)
Redeemable Common Class A
Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted | shares	27,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares | $ / shares	$ 0.00
Weighted Average NonRedeemable ClassB Ordinary Shares Abstract [Abstract]
Non-Redeemable Class B Ordinary Shares, Basic and Diluted | shares	27,000,000
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares | $ / shares	$ 0.00
Non Redeemable Common Class B
Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted | shares	6,518,595
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares | $ / shares	$ (0.82)
Weighted Average NonRedeemable ClassB Ordinary Shares Abstract [Abstract]
Non-Redeemable Class B Ordinary Shares, Basic and Diluted | shares	6,518,595
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares | $ / shares	$ (0.82)